Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accrued Liabilities, Current [Abstract]
Accrued Expenses and Other Current Liabilities
9. Accrued Expenses and Other Current Liabilities

	September 30,	December 31,
	2023	2022
Accrued legal	$2,198	$2,198
Accrued professional fees	—	60
Accrued wages and benefits	980	251
Other accrued expenses and other current liabilities	565	666

Total accrued expenses and other current liabilities	$3,743	$3,175

10. Accrued Expenses and Other Current Liabilities

	December 31, 2022	December 31, 2021
Accrued legal	$2,198	$1,250
Accrued professional fees	460	367
Other accrued expenses and other current liabilities	517	545

Total accrued expenses and other current liabilities	$3,175	$2,162